Annual Total Returns (Bar Chart) - International Small Company Trust (International Small Company Trust, Series NAV, International Small Company Trust)	12 Months Ended
May 01, 2011
International Small Company Trust | Series NAV, International Small Company Trust
Bar Chart Table:
2007	5.43%
2008	(45.35%)
2009	39.44%
2010	22.63%